Unaudited Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Net losses	€ (42,025)	€ (14,766)
Depreciation and amortization	3,820	3,426
Finance income	(16,751)	(38,743)
Finance expense	32,764	23,612
Non-cash effective foreign currency gains	(84)	(110)
Share-based payments	1,053	1,284
Change in trade receivables not attributable to investing or financing activities	1,257	7,339
Change in inventories	2,404	4,369
Change in write-downs on inventories		2,555
Change in trade payables	(5,746)	(18,683)
Change in contract assets		(749)
Change in contract liabilities	4,134	780
Change in other investments and other assets	(58)	(700)
Change in other provisions	816	249
Change in other liabilities	(1)	60
Income tax expenses (benefits)	(240)	(120)
Interest received		1
Cash flow from operating activities	(18,657)	(30,196)
Purchase of property, plant, and equipment	(923)	(759)
Investments in intangible assets, including internally generated intangible assets	(6)	(278)
Investments in other entities	(852)
Proceeds from sale of property, plant and equipment		23
Interest received
Cash flow from investing activities	(1,781)	(1,014)
Proceeds from issue of convertible notes and warrants		40,905
Proceeds from shareholder loans	10,204
Proceeds from issue of shares	7,947	316
Repurchase of warrants	(4,245)
Proceeds from the exercise of warrants	4,794	22,181
Repayment of shareholder loans		(14,358)
Repayment of lease liabilities	(667)	(1,237)
Interest paid	(78)	(1,423)
Cash flow from financing activities	17,955	46,384
Net decrease (-) / increase in cash and cash equivalents	(2,483)	15,174
Net cash and cash equivalents at the beginning of the period	6,987	22,858
FX Effects	85	(163)
Net cash and cash equivalents at the end of the period	€ 4,589	€ 37,869